Other non-financial assets (Tables)	6 Months Ended
Jun. 30, 2019
Other Non-financial Assets
Other non-financial assets
	As of June 30, 2019 (unaudited)	As of December 31, 2018
	(in thousands of €)
Current other assets
Prepaid expense	2,471	1,047
Current tax assets	1,065	444
Other	116	98
Total	3,652	1,589